Borrowings	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings

NOTE 10: BORROWINGS

	June 30,	December 31,
	2021	2020
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	34,766	36,328
Ship Mortgage Notes $670,000	549,303	602,600
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB	—	16,099
BNP Paribas $44,000	22,000	24,000
HSH $24,000	14,847	15,991
HCOB $31,800	26,724	28,416
Eurobank S.A. $20,800	17,600	19,200
Total credit facilities	665,240	742,634
Sale and Leaseback Agreements–$71,500	52,135	55,115
Sale and Leaseback Agreements–$103,155	73,886	88,654
Sale and Leaseback Agreements–$15,000	11,406	12,344
Sale and Leaseback Agreements–$47,220	34,103	40,408
Sale and Leaseback Agreements–$90,811	73,851	79,504
Sale and Leaseback Agreements–$72,053	58,677	68,470
Total borrowings	969,298	1,087,129
Less: Deferred finance costs, net	(7,704)	(10,826)
Add: bond premium	111	284
Less: current portion of credit facilities, net of deferred finance costs	(610,361)	(666,027)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(28,980)	(38,745)
Total long-term borrowings, net of current portion, bond premium and
deferred finance costs	$ 322,364	$ 371,815

Long-Term Debt Obligations and Credit Arrangements

Ship Mortgage Notes:

8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.

On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”or the “Ship Mortgage Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013.

The 2021 Co-Issuers currently have the option to redeem the 2021 Notes in whole or in part, at a fixed price of 106.094% of the principal amount, which price declined ratably until it reached par in 2019, plus accrued and unpaid interest, if any.

In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries.

In connection with the release of the Nave Celeste and the Nave Neutrino from the 2021 Notes, the Nave Spherical and an amount of $5,228 were added as collateral.

In the second quarter of 2021, Navios Acquisition repurchased $53,297 of its Ship Mortgage Notes for a cash consideration of $42,479 resulting in a gain on bond repurchase of $10,698 net of deferred fees written-off.

Subsequently to June 30, 2021 to date, Navios Acquisition repurchased $151,825 of its Ship Mortgage Notes for a cash consideration of $131,898.

The balance of the remaining $397,478 of 2021 Notes has been repaid subsequently to the second quarter to the second quarter of 2021, as described in the Note 19 to the condensed consolidated financial statements.

The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2021.

The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have different CUSIP numbers.

Guarantees

The Company’s 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company’s subsidiaries with the exception of (i) Navios Acquisition Finance (a co-issuer of the 2021 Notes), (ii) Navios Maritime Midstream Partners GP LLC (“NAP General Partner”), (iii) Letil Navigation Ltd. and (iv) Navios Maritime Midstream Partners L.P. and its subsidiaries. The Company’s 2021 Notes are unregistered. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance and Navios Midstream and its subsidiaries are 100% owned.

Credit Facilities

As of June 30, 2021, the Company had secured credit facilities with various banks with a total outstanding balance of $115,937. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 230 bps to 390 bps per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities ranging from September 2021 to October 2024. See also the Long Term Debt Obligation maturity table below.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition and the Manager to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

As of June 30, 2021, no amount was available to be drawn from the Company’s facilities.

Sale and Leaseback Agreements

As of June 30, 2021, the Company had sale and leaseback agreements with various unrelated third parties with a total outstanding balance of $304,058.

As of June 30, 2021 and December 31, 2020, the deposits under the sale and leaseback agreements were $9,058, and are presented under “Other long term assets” in the interim condensed consolidated balance sheets.

On March 31, 2018, Navios Acquisition entered into a $71,500 sale and leaseback agreement with unrelated third parties to refinance the outstanding balance of the existing facility on four product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was accounted for as a failed sale. In accordance with ASC 842-40 the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under sale and lease back agreement as a financial liability. The agreement will be repayable in 24 equal consecutive quarterly installments of $1,490 each, with a repurchase obligation of $35,750 on the last repayment date. The sale and leaseback agreement matures in April 2024 and bears interest at LIBOR plus 305 bps per annum. In April 2018, the Company drew $71,500 under this agreement. The agreement requires compliance with certain financial covenants in line with Navios Acquisition’s other credit facilities. As of June 30, 2021, the outstanding balance under this agreement was $52,135.

In March and April 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $103,155 in order to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A. and were fully prepaid in March 2019 by the amount of $ 32,159. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repayable in 28 equal consecutive quarterly installments of $2,267 each, with a purchase obligation of $39,675 to be repaid on the last repayment date. The sale and leaseback agreements mature in March and April 2026 respectively, and bear interest at LIBOR plus 350 bps per annum. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. In connection with an amendment, in April 2021, the Company prepaid the amount of $10,234. As of June 30, 2021, the outstanding balance under these agreements was $73,886.

In August 2019, the Company entered into an additional sale and leaseback agreement of $15,000, with unrelated third parties in order to refinance one product tanker. Navios Acquisition has a purchase option in place and an assessment has been performed indicating that the likelihood of the vessel remaining in the property of the lessor is remote. In such a case, the buyer-lessor does not obtain control of the vessel and under ASC 842-40, the transaction was determined to be a failed sale. Navios Acquisition is obligated to make 60 consecutive monthly payments of approximately $156, commencing as of August 2019. The agreement matures in August 2024 and bear interest at LIBOR plus 240 bps per annum. As of June 30, 2021, the outstanding balance under this agreement was $11,406.

In September 2019, Navios Acquisition entered into additional sale and leaseback agreements with unrelated third parties for $47,220 in order to refinance three product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,362 each, with a purchase obligation of $19,200 to be repaid on the last repayment date. The agreements mature in September 2023 and September 2026 and bear interest at LIBOR plus a margin ranging from 350 bps to 360 per annum, depending on the vessel financed. The agreements require compliance with certain financial covenants in line with the other credit facilities of the Company. In connection with an amendment, in April 2021, the Company prepaid the amount of $3,581. As of June 30, 2021, the outstanding balance under this agreement was $34,103.

In October 2019, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $90,811 in order to refinance six product tankers. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from three to eight years in consecutive quarterly installments of up to $2,824 each, with a repurchase obligation of up to $25,810 in total. The sale and leaseback arrangement bears interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed. As of June 30, 2021, the outstanding balance under this agreement was $73,851.

In June 2020, Navios Acquisition entered into sale and leaseback agreements with unrelated third parties for $72,053 in order to refinance one MR1, one MR2 and two LR1s. Navios Acquisition has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreements will be repaid through periods ranging from four to seven years in consecutive quarterly installments of $1,791 each, with a repurchase obligation of up to $26,963 in total. The sale and leaseback arrangements bear interest at LIBOR plus a margin ranging from 390 bps to 410 bps per annum, depending on vessel financed. In connection with an amendment, in April 2021, the Company prepaid the amount of $6,210. As of June 30, 2021, the outstanding the balance under the agreements was $58,677.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The sale and leaseback agreements contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The sale and leaseback agreements also require Navios Acquisition and the Manager to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.

The maturity table below reflects the principal payments of all notes, credit facilities and the Financing arrangements outstanding as of June 30, 2021 for the next five years and thereafter are based on the repayment schedule of the respective financing arrangements (as described above) and the outstanding amount due under the 2021 Notes.

Long-Term Debt Obligations:
12 month period ending
June 30, 2022	642,280
June 30, 2023	70,748
June 30, 2024	95,992
June 30, 2025	48,716
June 30, 2026	55,166
June 30, 2027 and thereafter	56,396
Total	$969,298

The financing arrangements include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity at a) $10,000 to $40,000 or b) $500 to $1,000 and a certain number of vessels as defined in the Company’s credit facilities and sale and leaseback agreements; (ii) minimum net worth ranging from $75,000 to $125,000; and (iii) total liabilities divided by total assets, adjusted for market values to be generally lower than 75% or 80% and for certain facilities. It is an event of default under the financing arrangements if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security or prepay part of the facility, to prevent such an event.

As of June 30, 2021, the Company was in compliance with its covenants.